Taxes Recoverable	12 Months Ended
Dec. 31, 2020
Taxes Recoverable [Abstract]
TAXES RECOVERABLE	TAXES RECOVERABLE

	December 31,
	2020	2019

IRPJ and CSSL recoverable	4,443	11,357
Withholding income tax	3,470	5,082
PIS and COFINS recoverable	123,005	323,457
ICMS recoverable	1,765	7,002
INSS recoverable	519	27,904
Other taxes recoverable	504	9,467
	133,706	384,269
Current assets	133,706	139,668
Non-current assets	—	244,601